Interests in entities (Tables)	12 Months Ended
Dec. 31, 2017
Interests in entities [Abstract]
Summarized financial information for Philips Lighting (unaudited) [Text block]	Philips Group Summarized financial information for Philips Lighting (unaudited) in millions of EUR
	2016	2017
	Philips Lighting	Philips Lighting
Sales to thirds	7,115	6,965
Net income	185	281

Summarized income statement of Philips Lighting (unaudited) [Text block]	Summarized income statement of Philips Lighting (unaudited) in millions of EUR
2017
Sales to thirds	6,965

Income before taxes	441
Net financial income/expense	(43)
Income taxes	(117)
Net income	281

Summarized net asset value of Philips Lighting (unaudited) [Text block]
Summarized net asset value of Philips Lighting (unaudited)
in millions of EUR
2017
Current assets	3,372
Non-current assets	3,306
Total assets	6,678
Current liabilities	(2,216)
Non-current liabilities	(2,140)
Net assets value	2,321